RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rates (in percent)	1.44%	2.05%
Retail Price Index (RPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Inflation (in percent)	2.80%	2.94%
Consumer Price Index (CPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Inflation (in percent)	2.41%	1.99%
Increase of 0.1 per cent | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	£ 11	£ 12
Increase (decrease) in the net defined benefit pension scheme liability	531	467
Increase of 0.1 per cent | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(20)	(20)
Increase (decrease) in the net defined benefit pension scheme liability	(866)	(763)
Decrease of 0.1 per cent | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(11)	(12)
Increase (decrease) in the net defined benefit pension scheme liability	(522)	(460)
Decrease of 0.1 per cent | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	19	21
Increase of one year | Actuarial assumption of expected life expectancy of members
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	39	40
Increase (decrease) in the net defined benefit pension scheme liability	(2,146)	(1,636)
Decrease of one year | Actuarial assumption of expected life expectancy of members
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(37)	(39)
Increase (decrease) in the net defined benefit pension scheme liability	£ (2,052)	£ (1,575)